FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE
Schedule presenting information for financial instruments

The following table presents information for financial instruments at December 31 (dollars in thousands):

		December 31, 2013		December 31, 2012
	Level in Fair	Carrying	Estimated	Carrying	Estimated
	Value Hierarchy	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and cash equivalents	Level 1	$18,219	$18,219	$26,961	$26,961
Interest-bearing deposits	Level 2	10	10	10	10
Securities available for sale	Level 2	44,388	44,388	43,799	43,799
Federal Home Loan Bank stock	Level 2	3,060	3,060	3,060	3,060
Net loans	Level 3	479,171	479,538	443,959	439,239
Accrued interest receivable	Level 3	1,351	1,351	1,319	1,319

Total financial assets		$546,199	$546,566	$519,108	$514,388

Financial liabilities:
Deposits	Level 2	$466,299	$465,431	$434,557	$434,227
Borrowings	Level 2	37,852	37,487	35,925	35,729
Accrued interest payable	Level 3	182	182	214	214

Total financial liabilties		$504,333	$503,100	$470,696	$470,170

Schedule of fair values of assets using Level 3 inputs

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2013

(dollars in thousands)	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2013
Assets

Impaired loans	$2,024	$—	$—	$2,024	$2,075
Other real estate held for sale	1,884	—	—	1,884	265

					$2,340

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

(dollars in thousands)	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2012
Assets

Impaired loans	$4,687	$—	$—	$4,687	$1,151
Other real estate held for sale	3,212	—	—	3,212	489

					$1,640